Distribution Date: Jun 25, 2007
DISTRIBUTION PACKAGE
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com/abs
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Aurora Loan Services Inc
June 25, 2007
May 31, 2007
May 01, 2007
Lehman Brothers Inc.
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The
Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any
Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Date
25-Jun-07
Determination Date 18-Jun-07 Accrual Periods: Begin End
Record Date - X, AP, R, C 31-May-07 Libor Certificates 5/25/2007 6/24/2007
Record Date - others 22-Jun-07 Others 5/1/2007 5/31/2007
Payment Detail:
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Interest /
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Net Negam (2)
Amount
Balance
A1 5.54000% $299,768,000.00 $299,768,000.00 $0.00 $764,338.72 $764,338.72 665,721.18 $0.00 $300,433,721.18
A2 5.57000% $113,460,000.00 $113,460,000.00 $0.00 $292,227.67 $292,227.67 251,970.61 $0.00 $113,711,970.61
A3 5.64000% $45,914,000.00 $45,914,000.00 $0.00 $121,023.73 $121,023.73 101,965.26 $0.00 $46,015,965.26
M1 5.67000% $10,991,000.00 $10,991,000.00 $0.00 $29,254.88 $29,254.88 24,408.68 $0.00 $11,015,408.68
M2 5.72000% $7,993,000.00 $7,993,000.00 $0.00 $21,619.21 $21,619.21 17,750.76 $0.00 $8,010,750.76
M3 5.77000% $2,498,000.00 $2,498,000.00 $0.00 $6,864.06 $6,864.06 5,547.53 $0.00 $2,503,547.53
M4 5.92000% $2,498,000.00 $2,498,000.00 $0.00 $7,186.72 $7,186.72 5,547.53 $0.00 $2,503,547.53
M5 6.12000% $2,997,000.00 $2,997,000.00 $0.00 $9,138.49 $9,138.49 6,655.70 $0.00 $3,003,655.70
M6 6.40572% $2,997,000.00 $2,997,000.00 $0.00 $11,590.20 $11,590.20 6,655.70 $0.00 $3,003,655.70
M7 6.40572% $1,998,000.00 $1,998,000.00 $0.00 $7,726.81 $7,726.81 4,437.13 $0.00 $2,002,437.13
M8 6.40572% $3,497,000.00 $3,497,000.00 $0.00 $13,523.83 $13,523.83 7,766.10 $0.00 $3,504,766.10
X N/A $5,046,664.46 $5,046,664.46 $0.00 $373,208.79 $373,208.79 N/A N/A $5,046,664.46
AP N/A $100.00 $100.00 $0.00 $0.00 $0.00 N/A N/A $100.00
C N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $499,657,764.46 $499,657,764.46 $0.00 $1,657,703.11 $1,657,703.11 $1,098,426.18 $0.00 $500,756,190.64
(1) Reflects the application of Net Funds Cap
(2) Deferred Interest reduces interest paid and increases Ending Balance
Amounts Per 1,000:
Applied
Beginning
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
Index
Value
A1 39539MAA7 $1,000.00000000 $0.00000000 $2.54976755 $0.00000000 $1,002.22078801 LIBOR 5.32000%
A2 39539MAB5 $1,000.00000000 $0.00000000 $2.57560083 $0.00000000 $1,002.22078803
A3 39539MAC3 $1,000.00000000 $0.00000000 $2.63587860 $0.00000000 $1,002.22078799
M1 39539MAD1 $1,000.00000000 $0.00000000 $2.66171231 $0.00000000 $1,002.22078792
M2 39539MAE9 $1,000.00000000 $0.00000000 $2.70476792 $0.00000000 $1,002.22078819
M3 39539MAF6 $1,000.00000000 $0.00000000 $2.74782226 $0.00000000 $1,002.22078863
M4 39539MAG4 $1,000.00000000 $0.00000000 $2.87698959 $0.00000000 $1,002.22078863
M5 39539MAH2 $1,000.00000000 $0.00000000 $3.04921255 $0.00000000 $1,002.22078745
M6 39539MAJ8 $1,000.00000000 $0.00000000 $3.86726727 $0.00000000 $1,002.22078745
M7 39539MAK5 $1,000.00000000 $0.00000000 $3.86727227 $0.00000000 $1,002.22078579
M8 39539MAL3 $1,000.00000000 $0.00000000 $3.86726623 $0.00000000 $1,002.22078925
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2007-AR3
STATEMENT TO CERTIFICATEHOLDERS

Contact:
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Date
25-Jun-07
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2007-AR3
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest /
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid (2)
Unpaid
Net Negam
Paid (3)
Interest
A1 5.54000% $1,430,059.90 $0.00 $0.00 $0.00 $0.00 $665,721.18 $764,338.72 $0.00
A2 5.57000% $544,198.28 $0.00 $0.00 $0.00 $0.00 $251,970.61 $292,227.67 $0.00
A3 5.64000% $222,988.99 $0.00 $0.00 $0.00 $0.00 $101,965.26 $121,023.73 $0.00
M1 5.67000% $53,663.56 $0.00 $0.00 $0.00 $0.00 $24,408.68 $29,254.88 $0.00
M2 5.72000% $39,369.97 $0.00 $0.00 $0.00 $0.00 $17,750.76 $21,619.21 $0.00
M3 5.77000% $12,411.59 $0.00 $0.00 $0.00 $0.00 $5,547.53 $6,864.06 $0.00
M4 5.92000% $12,734.25 $0.00 $0.00 $0.00 $0.00 $5,547.53 $7,186.72 $0.00
M5 6.12000% $15,794.19 $0.00 $0.00 $0.00 $0.00 $6,655.70 $9,138.49 $0.00
M6 7.07000% $16,531.56 $0.00 $1,714.34 $1,714.34 $0.00 $6,655.70 $11,590.20 $0.00
M7 7.07000% $11,021.04 $0.00 $1,142.90 $1,142.90 $0.00 $4,437.13 $7,726.81 $0.00
M8 7.07000% $19,289.57 $0.00 $2,000.36 $2,000.36 $0.00 $7,766.10 $13,523.83 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon (represents interest payable to Remic I-2 Regular Interests)
(2) Represents non-Remic 2 Regular Interests payments to respective class. The aggregate, including interest paid to the Class X, represents Remic I-2 Regular Interest payments to the Class X
(3) Includes Deferred Amounts Paid below (Deferred Amounts = unpaid / unrecovered Applied Loss Amounts)
Applied Loss Detail:
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
A1 $0.00 $0.00 $0.00 $0.00 $0.00
A2 $0.00 $0.00 $0.00 $0.00 $0.00
A3 $0.00 $0.00 $0.00 $0.00 $0.00
M1 $0.00 $0.00 $0.00 $0.00 $0.00
M2 $0.00 $0.00 $0.00 $0.00 $0.00
M3 $0.00 $0.00 $0.00 $0.00 $0.00
M4 $0.00 $0.00 $0.00 $0.00 $0.00
M5 $0.00 $0.00 $0.00 $0.00 $0.00
M6 $0.00 $0.00 $0.00 $0.00 $0.00
M7 $0.00 $0.00 $0.00 $0.00 $0.00
M8 $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Date
25-Jun-07
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2007-AR3
STATEMENT TO CERTIFICATEHOLDERS
Basis Risk Account:
Miscellaneous:
Total
Cumulative Recoveries 0.00
Beginning Balance 0.00
Deposit : required deposit from waterfall 4,857.60 A) Advances required to be made by Servicer 1,098,493.30
Withdrawal: for Basis Risk shortfalls 4,857.60 B) Advances actually made by Servicer 1,098,493.30
Withdrawal: to Supplemental Interest Trust, any excess 0.00 C) Excess of A over B 0.00
Ending Balance 0.00
Cumulative Payments to following bonds:
Supplemental Interest Trust:
Class C 0.00
Class X 373,208.79
Swap Notional Balance 0.00 Class AP 0.00
Class R 0.00
Deposit: Investment Income 0.00 Interest Remittance Amount 1,657,703.11
Deposit: excess funds from Basis Risk Reserve Funds 0.00 Principal Remittance Amount 0.00
Deposit: Net Counterparty Payment to Trust 0.00 Principal Distribution Amount 0.00
Deposit: Counterparty Termination Payment 0.00 Funds Shortfall 0.00
Deposit / Withdrawal : Net Trust Payment to Counterparty 0.00
Deposit / Withdrawal : Trust Termination Payment to Counterparty 0.00
Reconciliation:
Withdrawal : to pay interest on certificates 0.00 Available funds (A):
Withdrawal : to Pay Available Basis Risk Amount 0.00 Servicer remittance 1,657,703.11
Withdrawal : to Maintian Target OC, principal 0.00 Funds from Cap Provider 0.00
Withdrawal : to pay Basis Risk Shortfalls 0.00 Net Counterparty Payment to Trust 0.00
Withdrawal : to pay Deferred Amounts 0.00 1,657,703.11
Withdrawal : to X, remaining amounts 0.00 Distributions (B):
Swap Payment made by the trust to the swap provider 0.00 Net Trust Payment to Counterparty 0.00
Swap Payment made by the swap provider to the trust 0.00 Total interest distributed 1,657,703.11
Total principal distributed 0.00
Interest Rate Cap Account:
1,657,703.11
Notional Amount 0.00 (A) - (B): 0.00
Cap Payment 0.00
Withdrawal for Basis Risk (first priority for BR pmts) 0.00
To X 0.00
ACCOUNT ACTIVITY

Contact:
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Date
25-Jun-07
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2007-AR3
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Overcollateralization:
Relevant information: Ending Overcollateralization Amount 5,046,664.46
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 Target Overcollateralization Amount 4,996,126.00
B) Ending Collateral Balance 500,756,090.64 Ending Overcollateralization deficiency amount 0.00
C) Current Delinquency Rate (A/B) 0.000% Overcollateralization release amount 0.00
D) Rolling Three Month Delinquency Rate 0.000%
E) Applicable Delinquency Event trigger limit 2.799%
F) Cumulative Realized Losses 0.00
Excess interest distributions:
G) Original Collateral Balance 499,657,664.46
H) Cumulative Loss % ( F / G) 0.000% Excess available interest (A includes OC release): 378,066.39
I) Applicable Cumulative Loss Limit % (not applicable until June 2010) NA
A Trigger Event will occur if either (1) or (2) is True: 1) as additional principal to certificates 0.00
1) Rolling Three Month Delinq % equals or exceeds the following % of the Senior Enhance % (C>=E): NO 2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
For Distribution Dates prior to June 2013, 34.60% 3) Basis Risk Payments 4,857.60
For Distribution Dates on or after June 2013, 40.00% 4) Remaining Amounts to X 373,208.79
2) Cumulative Loss % exceeds applicable % (H > I) NO (B): 378,066.39
NO
(A)-(B): 0.00
Stepdown Date:
Relevant information:
Senior Enhancement Percentage
8.091%
Senior Enhancement Percentage for purposes of Stepdown 8.091%
The later to occur of:
(x) the Distribution Date in June 2010
NO
(y) first Distribution Date when the Senior Enhancement % equals or exceeds: NO
(i) prior to the Distribution Date in June 2013, 20.25%
(ii) on or after the Distribution Date in June 2013, 16.20%
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Jun 25, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
Retained Interest
499,657,664.46
153,374.72
1,251,800.90
0.00
500,756,090.64
0.00
0.00
153,374.72
0.00
0.00
153,374.72
2,912,272.49
156,143.20
1,251,800.90
0.00
0.00
0.00
0.00
1,504,328.39
0.00
0.00
1,657,703.11
1,313
1,313
1.0021983575
6.99424%
6.61924%
11.61924%
0.00
1,313
500,756,090.64
0.00
0.00
0.00
0.00
0
0
0.00
0.00
156,143.20
0.00
0.00
0.00
0.00
0.00
0.00

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Count
Balance
%
0K to 99.99K
29 2,375,337.92 0.47%
100K to 199.99K
251 39,974,895.05 7.98%
200K to 299.99K
291 72,156,984.15 14.41%
300K to 399.99K
233 80,885,528.12 16.15%
400K to 499.99K
201 89,311,636.88 17.84%
500K to 599.99K
138 75,236,501.45 15.02%
600K to 699.99K
76 49,124,851.66 9.81%
700K to 799.99K
32 24,064,977.45 4.81%
800K to 899.99K
12 9,984,858.37 1.99%
900K to 999.99K
15 14,288,712.43 2.85%
1000K to 1099.99K
16 16,469,617.54 3.29%
1100K to 1199.99K
6 6,859,691.02 1.37%
1200K to 1299.99K
2 2,534,969.82 0.51%
1300K to 1399.99K
5 6,696,676.93 1.34%
1400K to 1499.99K
2 2,902,125.87 0.58%
1500K to 1599.99K
1 1,507,519.53 0.30%
1800K to 1899.99K
1 1,864,301.57 0.37%
2200K to 2299.99K
2 4,516,904.88 0.90%
Total
1,313
500,756,090.64
100.00%
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
1800K to 1899.99K 2200K to 2299.99K
Balance

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Count
Balance ($)
%
6.00% - 6.49%
99 44,633,228.11 8.91%
6.50% - 6.99%
503 216,492,854.28 43.23%
7.00% - 7.49%
371 137,267,086.96 27.41%
7.50% - 7.99%
338 101,791,946.36 20.33%
8.00% - 8.49%
2 570,974.93 0.11%
Total
1,313
500,756,090.64
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 6.99%
Count
Balance ($)
%
2.00% - 2.99%
1,313 500,756,090.64 100.00%
Total
1,313
500,756,090.64
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 2.75%
Count
Balance ($)
%
2.00% - 2.99%
1,313 500,756,090.64 100.00%
Total
1,313
500,756,090.64
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 2.75%
Count
Balance ($)
%
11.00% - 11.99%
602 261,126,082.39 52.15%
12.00% - 12.99%
709 239,059,033.32 47.74%
13.00% - 13.99%
2 570,974.93 0.11%
Total
1,313
500,756,090.64
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 11.99%
Count
Balance ($)
%
6
1,313 500,756,090.64 100.00%
Total
1,313
500,756,090.64
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
6
1,313 500,756,090.64 100.00%
Total
1,313
500,756,090.64
100.00%
Frequency of Payment Adjustments
Months

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Count
Balance ($)
%
6 Month LIBOR
1,313 500,756,090.64 100.00%
Total
1,313
500,756,090.64
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
74 25,752,409.58 5.14%
3 Units
26 13,485,040.05 2.69%
4 Units
47 21,321,945.63 4.26%
High Rise Condo
10 5,008,246.38 1.00%
Low Rise Condo
115 31,493,748.50 6.29%
Mid Rise Condo
7 4,012,487.98 0.80%
Planned Unit Developmen
258 97,325,644.39 19.44%
Single Family
776 302,356,568.13 60.38%
Total
1,313
500,756,090.64
100.00%
Property Type
Type
Count
Balance ($)
%
2007
1,313 500,756,090.64 100.00%
Total
1,313
500,756,090.64
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
10.00%-14.99%
2 231,089.87 0.05%
20.00%-24.99%
2 242,682.73 0.05%
25.00%-29.99%
5 1,628,728.26 0.33%
30.00%-34.99%
2 376,880.39 0.08%
35.00%-39.99%
5 1,757,266.40 0.35%
40.00%-44.99%
7 2,070,395.67 0.41%
45.00%-49.99%
7 1,885,963.57 0.38%
50.00%-54.99%
14 5,781,820.59 1.15%
55.00%-59.99%
31 15,869,946.92 3.17%
60.00%-64.99%
36 18,401,022.07 3.67%
65.00%-69.99%
34 12,391,156.06 2.47%
70.00%-74.99%
132 58,231,346.42 11.63%
75.00%-79.99%
311 119,870,105.76 23.94%
80.00%-84.99%
704 256,285,983.00 51.18%
85.00%-89.99%
4 1,501,757.97 0.30%
90.00%-94.99%
15 3,513,872.70 0.70%
95.00%-99.99%
2 716,072.26 0.14%
Total
1,313
500,756,090.64
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 76

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Count
Balance ($)
%
337 - 360
1,313 500,756,090.64 100.00%
Total
1,313
500,756,090.64
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 358
Count
Balance ($)
%
337 - 360
1,313 500,756,090.64 100.00%
Total
1,313
500,756,090.64
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 358
Count
Balance ($)
%
337 - 360
1,313 500,756,090.64 100.00%
Total
1,313
500,756,090.64
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 360
Count
Balance ($)
%
337 - 360
1,313 500,756,090.64 100.00%
Total
1,313
500,756,090.64
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 360

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Count
Balance ($)
%
ALABAMA
3 406,187.75 0.08%
ARIZONA
68 22,230,698.78 4.44%
CALIFORNIA
561 272,854,500.36 54.49%
COLORADO
25 6,571,554.53 1.31%
CONNECTICUT
1 1,469,980.09 0.29%
DELAWARE
2 495,943.81 0.10%
DISTRICT OF COLUMBIA 2 582,230.29 0.12%
FLORIDA
96 28,267,772.42 5.65%
GEORGIA
20 5,301,927.76 1.06%
IDAHO
35 7,425,193.49 1.48%
ILLINOIS
17 5,503,672.03 1.10%
INDIANA
3 406,710.95 0.08%
IOWA
1 308,551.21 0.06%
KENTUCKY
1 134,134.50 0.03%
LOUISIANA
1 116,290.00 0.02%
MARYLAND
32 10,783,717.07 2.15%
MASSACHUSETTS
10 4,297,897.02 0.86%
MICHIGAN
14 4,769,447.83 0.95%
MINNESOTA
8 1,825,662.28 0.36%
MISSISSIPPI
2 226,329.34 0.05%
MISSOURI
3 427,793.90 0.09%
MONTANA
4 2,548,630.25 0.51%
NEVADA
44 15,418,157.82 3.08%
NEW JERSEY
30 10,044,496.78 2.01%
NEW MEXICO
22 4,476,465.71 0.89%
NEW YORK
16 5,961,513.15 1.19%
NORTH CAROLINA
10 1,936,642.17 0.39%
OHIO
5 1,111,599.34 0.22%
OREGON
45 12,121,949.80 2.42%
PENNSYLVANIA
5 814,972.05 0.16%
SOUTH CAROLINA
1 131,384.43 0.03%
TENNESSEE
2 377,885.77 0.08%
TEXAS
8 1,348,208.15 0.27%
UTAH
31 8,745,595.95 1.75%
VIRGINIA
30 11,544,862.07 2.31%
WASHINGTON
150 49,025,602.59 9.79%
WYOMING
5 741,929.20 0.15%
Total
1,313
500,756,090.64
100.00%
Geographic Distribution by State
State

Distribution Date: Jun 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
0
10
20
30
40
50
60
CALIFORNIA
WASHINGTON
FLORIDA
ARIZONA
NEVADA
OREGON
VIRGINIA
MARYLAND
NEW JERSEY
UTAH
IDAHO
COLORADO
NEW YORK
ILLINOIS
GEORGIA
MICHIGAN
NEW MEXICO
MASSACHUSETTS
MONTANA
NORTH CAROLINA
MINNESOTA
CONNECTICUT
TEXAS
OHIO
PENNSYLVANIA
WYOMING
DISTRICT OF
COLUMBIA
DELAWARE
MISSOURI
INDIANA
ALABAMA
TENNESSEE
IOWA
MISSISSIPPI
KENTUCKY
SOUTH CAROLINA
LOUISIANA
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Jun 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
1,313
500,756,090.64
100.00%
499,846,257.25
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,313
500,756,090.64
499,846,257.25
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
1,313
500,756,090.64
100.00%
499,846,257.25
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,313
500,756,090.64
100.00%
499,846,257.25
Current
Current 100.0%
30 - 59 days 0.0%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Jun 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0.00
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
-6
-4
-2
0
2
4
6
Group 1
-6
-4
-2
0
2
4
6
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
0.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
-6
-4
-2
0
2
4
6
Group 1
-6
-4
-2
0
2
4
6
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Jun 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
June 2007
Count
Balance ($)
30 - 59 days
0 0.00
60 - 89 days
0 0.00
90 - 120 days
0 0.00
120 + days
0 0.00
Bankruptcy
0 0.00
Foreclosure
0 0.00
REO
0 0.00
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
07
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
07
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
07
Balance ($)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
07
Balance ($)
120 + days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
07
Balance ($)
REO
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
07
Balance ($)
Foreclosure
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
07
Balance ($)
Bankruptcy

Distribution Date: Jun 25, 2007
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Current
0.37%
153,374.72
Life CPR
0.37%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
6/
1/
20
07
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
6/
1/
20
07
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
6/
1/
20
07
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
6/
1/
20
07
Group 1
Total
Amount ($)

Distribution Date: Jun 25, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
Total:

Distribution Date: Jun 25, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
Total:

Distribution Date: Jun 25, 2007
REO LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
State
Lien
Total:

Distribution Date: Jun 25, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
# None #
Prepayment
Penalty
Loss
Severity
Loan Rate
Add'l Loss
Date
Paid Off
Date
Payoff Desc
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
State Lien
Total:

Distribution Date: Jun 25, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Jun 25, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Greenpoint Mortgage Funding Trust Mortgage Pass-Through Certificates, Series 2007-AR3
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #